Accrued Liabilities and Other Current Liabilities - Schedule of Accrued Liabilities and Other Current Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Payables and Accruals [Abstract]
Accrued payroll and welfare payables	$ 7,973	¥ 55,507	¥ 51,607
Other taxes and surcharge	2,351	16,368	11,277
Service fees	852	5,934	11,130
Acquisition of property and equipment	625	4,351	104
Government grant	334	2,326	0
Rental and property management fee	304	2,115	909
Others	1,390	9,676	1,639
Total accrued liabilities and other current liabilities	$ 13,829	¥ 96,277	¥ 76,666